UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:   7/31/08

Item 1.  Schedule of Investments.

AdvisorOne Funds

Schedule of Investments - Amerigo Fund (Unaudited)
July 31, 2008

	Shares	Market Value
Common Stocks - 5.76%
Beverages - 0.05%
Coca - Cola Co.	3,600	$ 185,400
Pepsico Inc.	3,000	199,680
		385,080
Computers - 0.39%
Apple, Inc. *	8,500	1,351,075
Hewlett - Packard Co.	4,700	210,560
International Business Machines Corp.	12,100	1,548,558
		3,110,193
Cosmetics & Toiletries - 0.19%
Procter & Gamble Co.	23,400	1,532,232

Diversified Companies - 2.51%
Berkshire Hathaway, Inc- Class A*	175	20,028,750

Diversified Financial Services - 0.07%
Bank of America Corp.	11,400	375,060
Citigroup, Inc.	11,100	207,459
		582,519
Healthcare Products - 0.20%
Johnson & Johnson, Inc.	23,400	1,602,198

Insurance - 0.02%
American International Group, Inc.	6,500	169,325

Manufacturing - 0.44%
3M Co.	21,000	1,478,190
General Electric Co.	72,500	2,051,025
		3,529,215
Oil & Gas - 1.20%
BP PLC	5,300	325,632
Chevron Corp.	15,500	1,310,680
Devon Energy Corp.	15,700	1,489,773
Exxon Mobil Corp.	23,400	1,882,062
Hess Corp.	14,500	1,470,300
Occidental Petroleum Corp.	20,000	1,576,600
Transocean, Inc. *	11,000	1,496,330
		9,551,377
AdvisorOne Funds

Schedule of Investments - Amerigo Fund (Unaudited) (Continued)
July 31, 2008

	Shares	Market Value
Pharmaceuticals - 0.06%
Merck & Co., Inc.	5,000	$ 164,500
Pfizer, Inc.	15,500	289,385
		453,885
Semiconductors - 0.03%
Intel Corp.	9,300	206,367

Software - 0.17%
Microsoft Corp.	52,900	1,360,588

Telecommunications - 0.20%
AT&T, Inc.	43,300	1,334,073
Cisco Systems, Inc. *	9,800	215,502
		1,549,575
Tobacco - 0.23%
Altria Group, Inc.	13,300	270,655
Philip Morris International, Inc.	29,700	1,534,005
		1,804,660

Total Common Stocks (cost $47,756,089)		45,865,964

Equity Funds - 93.68%
Emerging Markets - 26.20%
iShares FTSE/Xinhua China 25 Index Fund	486,000	21,821,400
iShares MSCI Brazil Index Fund	255,000	20,716,200
iShares MSCI Emerging Markets Index Fund	1,575,000	67,173,750
iShares MSCI Mexico Investable Market Index Fund	227,000	12,280,700
iShares MSCI Taiwan Index Fund	302,000	3,965,260
iShares S&P Latin America 40 Index Fund	1,510,000	76,255,000
Vanguard Emerging Markets ETF	144,000	6,420,960
		208,633,270
International Equity - 6.61%
iShares MSCI Japan Index Fund	232,000	2,784,000
iShares MSCI Pacific ex-Japan Index Fund	195,000	8,433,750
SPDR MSCI ACWI ex- US Fund	100,000	3,578,000
Vanguard FTSE All-World ex-US ETF	302,000	15,432,200
Vanguard Pacific ETF	373,000	22,454,600
		52,682,550

AdvisorOne Funds

Schedule of Investments - Amerigo Fund (Unaudited) (Continued)
July 31, 2008

	Shares	Market Value
Large Cap Blend - 6.68%
Rydex Russell Top 50 ETF	173,000	$ 16,343,310
SPDR Trust Series 1	150,000	19,024,500
Vanguard Mega Cap 300 ETF	41,000	1,787,190
Vanguard Total Stock Market ETF	252,000	16,042,320
		53,197,320
Large Cap Growth - 14.18%
iShares Russell 1000 Growth Index Fund	1,025,000	55,329,500
Powershares QQQ	1,226,000	55,733,960
Vanguard Mega Cap 300 Growth ETF	41,000	1,861,400
		112,924,860
Large Cap Value - 5.37%
DIAMOND Trust, Series I	218,000	24,786,600
iShares Russell 1000 Value Index Fund	75,000	5,123,250
Vanguard Mega Cap 300 Value ETF	41,000	1,706,830
Vanguard Value ETF	200,000	11,158,000
		42,774,680
Mid Cap Blend - 8.27%
iShares Russell Midcap Index Fund	253,000	23,541,650
Vanguard Mid-Cap ETF	630,000	42,291,900
		65,833,550
Mid Cap Growth - 5.13%
iShares Russell Midcap Growth Index Fund	804,000	40,851,240

Small Cap Blend - 2.33%
iShares Russell 2000 Index Fund	244,000	17,304,480
Vanguard Small Cap ETF	20,000	1,266,600
		18,571,080

AdvisorOne Funds

Schedule of Investments - Amerigo Fund (Unaudited) (Continued)
July 31, 2008

	Shares	Market Value
Specialty - 18.91%
iShares S&P Global Industrials Sector Index Fund	100,000	$ 5,475,000
iShares S&P Global Materials Sector Index Fund	100,000	7,460,000
iShares S&P Global Telecommunications Sector Index Fund	63,000	3,895,290
KBW Capital Markets ETF	157,000	7,211,010
SPDR Consumer Staples Select Sector Fund	257,000	7,031,520
SPDR Energy Select Sector Fund	250,000	18,600,000
SPDR Financial Select Sector Fund	400,000	8,652,000
SPDR Industrial Select Sector Fund	910,000	31,194,800
SPDR Materials Select Sector Fund	70,000	2,826,600
SPDR S&P Oil & Gas Exploration & Production ETF	83,000	4,488,640
SPDR S&P Biotech ETF	313,000	21,656,470
SPDR Utilities Select Sector Fund	457,000	17,402,560
Vanguard Materials ETF	170,000	14,723,700
		150,617,590

Total Equity Funds (cost $757,574,071)		746,086,140

Money Market Funds - 1.28%
Goldman Sachs Prime Obligation Fund	10,230,593	$ 10,230,593
Total Money Market Funds (cost $10,230,593)		10,230,593

Total Investments (cost $815,560,753) - 100.72%		802,182,697
Other Assets less Liabilities - (0.72)%		(5,742,347)
NET ASSETS - 100.00%		$ 796,440,350

*Non-income producing security
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

AdvisorOne Funds

Schedule of Investments - Amerigo Fund (Unaudited) (Continued)
July 31, 2008

	Shares	Market Value
At July 31, 2008, net unrealized depreciation on investment
securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 26,711,813
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(40,090,298)
Net unrealized depreciation:		$ (13,378,485)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 – Quoted Prices	791,952,104	-
Level 2 – Other Significant Observable Inputs	10,230,593	-
Level 3 – Significant Unobservable Inputs	-	-
Total	802,182,697	-
* Other financial instruments include futures, forwards and swap contracts.

AdvisorOne Funds

Schedule of Investments - Clermont Fund (Unaudited)
July 31, 2008

	Shares	Market Value
Common Stock - 4.79%
Beverages - 0.05%
Coca - Cola Co.	700	$ 36,050
Pepsico Inc.	600	39,936
		75,986
Computers - 0.15%
Apple, Inc. *	500	79,475
Hewlett - Packard Co.	900	40,320
International Business Machines Corp.	800	102,384
		222,179
Cosmetics & Toiletries - 0.06%
Procter & Gamble Co.	1,500	98,220

Diversified Companies - 3.38%
Berkshire Hathaway, Inc- Class A*	45	5,150,250

Diversified Financial Services - 0.07%
Bank of America Corp.	2,200	72,380
Citigroup, Inc.	2,200	41,118
		113,498
Healthcare Products - 0.07%
Johnson & Johnson, Inc.	1,500	102,705

Insurance - 0.02%
American International Group, Inc.	1,300	33,865

Manufacturing - 0.16%
3M Co.	1,500	105,585
General Electric Co.	4,800	135,792
		241,377
Oil & Gas - 0.49%
BP PLC	1,000	61,440
Chevron Corp.	1,000	84,560
Devon Energy Corp.	1,200	113,868
Exxon Mobil Corp.	1,900	152,817
Hess Corp.	1,100	111,540
Occidental Petroleum Corp.	1,400	110,362
Transocean, Inc. *	800	108,824
		743,411
AdvisorOne Funds

Schedule of Investments - Clermont Fund (Unaudited) (Continued)
July 31, 2008

	Shares	Market Value
Pharmaceuticals - 0.06%
Merck & Co., Inc.	1,000	$ 32,900
Pfizer, Inc.	3,100	57,877
		90,777
Semiconductors - 0.03%
Intel Corp.	1,800	39,942

Software - 0.06%
Microsoft Corp.	3,500	90,020

Telecommunications - 0.09%
AT&T, Inc.	2,900	89,349
Cisco Systems, Inc. *	1,900	41,781
		131,130
Tobacco - 0.10%
Altria Group, Inc.	2,600	52,910
Philip Morris International, Inc.	2,000	103,300
		156,210
Total Common Stocks (cost $7,745,490)		7,289,570

Bond Funds - 39.36%
BlackRock Corporate High Yield Fund, Inc.	60,000	380,400
BlackRock Corporate High Yield Fund III, Inc.	60,000	375,600
BlackRock Corporate High Yield Fund V, Inc.	46,000	476,100
BlackRock Corporate High Yield Fund VI, Inc.	46,000	477,020
BlackRock Floating Rate Income Strategies Fund, Inc.	46,000	661,940
BlackRock Floating Rate Income Strategies Fund II, Inc.	46,000	655,040
Dreyfus High Yield Strategies Fund	60,000	204,600
Eaton Vance Floating - Rate Income Trust	46,000	632,500
Eaton Vance Senior Income Trust	60,000	375,000
iShares iBoxx $ High Yield Corporate Bond Fund	90,000	8,451,000
iShares iBoxx $ Investment Grade Corporate Bond Fund	60,890	6,171,810
iShares Lehman 20 Year Treasury Bond Fund	3,000	275,010
iShares Lehman Aggregate Bond Fund	140,000	14,057,400
Nuveen Floating Rate Income Fund	50,000	509,500
Nuveen Floating Rate Income Opportunity Fund	50,000	503,000
Pioneer Floating Rate Trust	50,000	656,500
RMK High Income Fund, Inc.	60,000	126,600
RMK Multi-Sector High Income Fund	60,000	109,200
SPDR Lehman High Yield Bond ETF	90,000	3,879,900
Van Kampen High Income Trust II	60,000	188,400
AdvisorOne Funds

Schedule of Investments - Clermont Fund (Unaudited) (Continued)
July 31, 2008

	Shares	Market Value
Bond Funds - 39.36% (Continued)
Van Kampen Senior Income Trust	357,000	$ 1,959,930
Vanguard Intermediate Term Bond ETF	5,000	382,350
Vanguard Short Term Bond ETF	92,000	7,126,320
Vanguard Total Bond Market ETF	142,000	10,779,220
Western Asset High Income Fund II, Inc.	60,000	538,200
Total Bond Funds (cost $63,657,523)		59,952,540

Equity Funds - 53.23%
Emerging Markets - 13.96%
iShares MSCI Emerging Markets Index Fund	108,000	4,606,200
iShares MSCI Brazil Index Fund	44,000	3,574,560
iShares S&P Latin America 40 Index Fund	170,000	8,585,000
Vanguard Emerging Markets ETF	101,000	4,503,590
		21,269,350
International Equity - 3.32%
SPDR MSCI ACWI ex-US ETF	24,000	858,720
Vanguard FTSE All-World ex-US ETF	28,000	1,430,800
Vanguard Pacific ETF	46,000	2,769,200
		5,058,720
Large Cap Blend - 6.04%
Rydex Russell Top 50 ETF	10,000	944,700
SPDR Trust Series I	51,000	6,468,330
Vanguard Mega Cap 300 ETF	41,000	1,787,190
		9,200,220
Large Cap Growth - 5.74%
iShares Russell 1000 Growth Index Fund	92,000	4,966,160
Powershares QQQ	42,000	1,909,320
Vanguard Mega Cap 300 Growth ETF	41,000	1,861,400
		8,736,880
Large Cap Value - 5.25%
Diamonds Trust Series I	39,000	4,434,300
iShares Russell 1000 Value Index Fund	14,000	956,340
Vanguard Mega Cap 300 Value ETF	41,000	1,706,830
Vanguard Value ETF	16,000	892,640
		7,990,110
AdvisorOne Funds

Schedule of Investments - Clermont Fund (Unaudited) (Continued)
July 31, 2008

	Shares	Market Value
Mid Cap Blend - 3.04%
Vanguard Mid-Cap ETF	69,000	$ 4,631,970

Small Cap Blend - 1.00%
Vanguard Small Cap ETF	24,000	1,519,920

Speciality - 14.88%
iShares S&P Global Telecommunications Sector Index Fund	18,000	1,112,940
KBW Capital Markets ETF	55,000	2,526,150
SPDR Consumer Staples Select Sector Fund	39,000	1,067,040
SPDR Energy Select Sector Fund	25,000	1,860,000
SPDR Financial Select Sector Fund	75,000	1,622,250
SPDR Industrial Select Sector Fund	96,000	3,290,880
SPDR S&P Biotech Sector Fund	46,000	3,182,740
SPDR S&P Oil & Gas Exploration & Production ETF	18,000	973,440
SPDR Technology Select Sector Fund	21,000	469,350
SPDR Utilities Select Sector Fund	66,000	2,513,280
Vanguard Consumer Staples ETF	39,000	2,621,970
Vanguard Utilities ETF	18,000	1,415,340
		22,655,380

Total Equity Funds (cost $84,276,543)		81,062,550

	Face Amount	Market Value
Structured Notes - 0.59%
Barclays ETF Plus, iShares MSCI Emerging Markets
Index Fund Linked Notes 0.00% due 10/6/2008^	1,000,000	898,710
Total Structured Notes (cost $999,839)		898,710

Money Market Funds - 2.47%
Goldman Sachs Prime Obligation Fund	3,762,037	3,762,037
Total Money Market Funds (cost $3,762,037)		3,762,037

Total Investments (cost $160,441,432) - 100.44%		152,965,407
Other Assets less Liabilities - (0.44)%		(666,116)
NET ASSETS - 100.00%		$ 152,299,291

* Non-income producing security
ACWI - All Country World Index	FTSE - Financial Times Stock Exchange
EAFE- Europe, Australasia, Far East	MSCI- Morgan Stanley Capital International
ETF - Exchange Traded Fund	SPDR- Standard & Poors' Depository Receipts
AdvisorOne Funds

Schedule of Investments - Clermont Fund (Unaudited) (Continued)
July 31, 2008

At July 31, 2008, net unrealized depreciation on investment
securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 2,235,886
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(9,711,912)
Net unrealized depreciation:		$ (7,476,025)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 – Quoted Prices	148,304,660	-
Level 2 – Other Significant Observable Inputs	4,660,747	-
Level 3 – Significant Unobservable Inputs	-	-
Total	152,965,407	-
* Other financial instruments include futures, forwards and swap contracts.

AdvisorOne Funds

Schedule of Investments - Berolina Fund (Unaudited)
July 31, 2008

	Shares	Market Value
Common Stock - 6.92%
Beverages - 0.05%
Coca - Cola Co.	700	$ 36,050
Pepsico Inc.	600	39,936
		75,986
Computers - 0.39%
Apple, Inc. *	1,700	270,215
Hewlett - Packard Co.	900	40,320
International Business Machines Corp.	2,400	307,152
		617,687
Cosmetics & Toiletries - 0.19%
Procter & Gamble Co.	4,700	307,756

Consumer Products - 0.09%
Fortune Brands, Inc.	2,400	137,544

Diversified Companies - 2.95%
Berkshire Hathaway, Inc- Class A*	41	4,692,450

Diversified Financial Services - 0.07%
Bank of America Corp.	2,200	72,380
Citigroup, Inc.	2,200	41,118
		113,498
Healthcare Products - 0.20%
Johnson & Johnson, Inc.	4,700	321,809

Insurance - 0.02%
American International Group, Inc.	1,300	33,865

Manufacturing - 0.44%
3M Co.	4,200	295,638
General Electric Co.	14,500	410,205
		705,843

AdvisorOne Funds

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
July 31, 2008

	Shares	Market Value
Oil & Gas - 1.19%
BP PLC	1,000	$ 61,440
Chevron Corp.	3,100	262,136
Devon Energy Corp.	3,100	294,159
Exxon Mobil Corp.	4,700	378,021
Hess Corp.	2,900	294,060
Occidental Petroleum Corp.	3,800	299,554
Transocean, Inc. *	2,200	299,266
		1,888,636
Pharmaceuticals - 0.06%
Merck & Co., Inc.	1,000	32,900
Pfizer, Inc.	3,100	57,877
		90,777
Semiconductors - 0.02%
Intel Corp.	1,800	39,942

Software - 0.17%
Microsoft Corp.	10,500	270,060

Telecommunications - 0.19%
AT&T, Inc.	8,600	264,966
Cisco Systems, Inc. *	1,900	41,781
		306,747
Tobacco - 0.52%
Altria Group, Inc.	5,600	113,960
British American Tobacco PLC	2,700	195,183
Philip Morris International, Inc. *	6,000	309,900
UST, Inc.	4,000	210,440
		829,483
Water - 0.37%
American States Water Co.	6,000	216,720
Aqua America, Inc.	10,000	158,500
California Water Service Group	5,700	209,418
		584,638
Total Common Stocks (cost $12,253,972)		11,016,721

AdvisorOne Funds

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
July 31, 2008

	Shares	Market Value
Bond Funds - 9.36%
BlackRock Corporate High Yield Fund, Inc.	67,000	$ 424,780
BlackRock Corporate High Yield Fund III, Inc.	67,000	419,420
BlackRock Corporate High Yield Fund V, Inc.	67,000	693,450
BlackRock Corporate High Yield Fund VI, Inc.	67,000	694,790
BlackRock Floating Rate Income Strategies Fund, Inc.	67,000	964,130
BlackRock Floating Rate Income Strategies Fund II, Inc.	67,000	954,080
Dreyfus High Yield Strategies Fund	67,000	228,470
Eaton Vance Floating-Rate Income Trust	67,000	921,250
Eaton Vance Senior Income Trust	67,000	418,750
iShares iBoxx $ High Yield Corporate Bond Fund	26,000	2,441,400
iShares iBoxx $ Investment Grade Corporate Bond Fund	2,000	202,720
Nuveen Floating Rate Income Fund	67,000	682,730
Nuveen Floating Rate Income Opportunity Fund	67,000	674,020
Pioneer Floating Rate Trust	67,000	879,710
RMK High Income Fund Inc.	67,000	141,370
RMK Multi-Sector High Income Fund	67,000	121,940
SPDR Lehman High Yield Bond ETF	61,000	2,629,710
Van Kampen High Income Trust II	67,000	210,380
Van Kampen Senior Income Trust	78,000	428,220
Vanguard Short Term Bond ETF	1,000	77,460
Vanguard Total Bond Market ETF	1,000	75,910
Western Asset High Income Fund II, Inc.	67,000	600,990
Total Bond Funds (cost $18,342,553)		14,885,680

Equity Funds - 79.55%
Emerging Market - 25.76%
iShares FTSE/Xinhua China 25 Index Fund	60,000	2,694,000
iShares MSCI Brazil Index Fund	34,000	2,762,160
iShares MSCI Emerging Markets Index Fund	300,000	12,795,000
iShares MSCI Mexico Investable Market Index Fund	28,000	1,514,800
iShares S&P Latin America 40 Index Fund	265,000	13,382,500
SPDR S&P BRIC 40 ETF	82,000	2,275,500
SPDR S&P China ETF	11,000	752,730
SPDR S&P Emerging Asia Pacific Index Fund	11,000	761,530
Vanguard Emerging Markets ETF	91,000	4,057,690
		40,995,910

AdvisorOne Funds

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
July 31, 2008

	Shares	Market Value
International Equity - 10.18%
iShares MSCI Pacific ex-Japan Index Fund	165,000	$ 7,136,250
SPDR MSCI ACWI ex-US ETF	50,000	1,789,000
Vanguard FTSE All-World ex-US ETF	61,000	3,117,100
Vanguard Pacific ETF	69,000	4,153,800
		16,196,150
Large Cap Blend - 3.91%
Rydex Russell Top 50 ETF	19,000	1,794,930
Vanguard Mega Cap 300 ETF	41,000	1,787,190
Vanguard Large-Cap ETF	46,000	2,642,240
		6,224,360
Large Cap Growth - 5.26%
iShares Russell 1000 Growth Index Fund	45,000	2,429,100
Powershares QQQ	31,000	1,409,260
Vanguard Mega Cap 300 Growth ETF	41,000	1,861,400
Vanguard Growth ETF	46,000	2,676,740
		8,376,500
Large Cap Value - 3.79%
DIAMONDS Trust Series I	38,000	4,320,600
Vanguard Mega Cap 300 Value ETF	41,000	1,706,830
		6,027,430
Mid Cap Blend - 2.24%
Vanguard Mid-Cap ETF	53,000	3,557,890

Small Cap Blend - 1.43%
iShares Russell 2000 Index Fund	32,000	2,269,440

AdvisorOne Funds

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
July 31, 2008

	Shares	Market Value
Speciality - 26.98%
Consumer Staples Select Sector SPDR Fund	208,000	$ 5,690,880
Energy Select Sector SPDR Fund	32,000	2,380,800
Industrial Select Sector SPDR Fund	77,000	2,639,560
iPath Dow Jones-AIG Commodity Index Total Return ETN*	11,000	691,350
iShares Dow Jones Transportation Average Index Fund	10,000	909,800
iShares Dow Jones US Oil Equipment & Services Index Fund	34,000	2,334,440
iShares S&P Global Industrials Sector Index Fund	40,000	2,190,000
iShares S&P Global Materials Sector Index Fund	40,000	2,984,000
iShares S&P Global Telecommunications Sector Index Fund	21,000	1,298,430
KBW Capital Markets ETF	76,000	3,490,680
KBW Insurance ETF	20,000	841,400
Market Vectors Coal ETF *	15,000	742,500
PowerShares DB Base Metals Fund *	45,000	1,083,150
SPDR Financial Select Sector Fund	58,000	1,254,540
SPDR Materials Select Sector Fund	65,000	2,624,700
SPDR S&P Biotech ETF	70,050	4,846,759
SPDR S&P Oil & Gas Equipment & Services ETF	44,000	1,931,160
SPDR S&P Oil & Gas Exploration & Production ETF	43,000	2,325,440
Technology Select Sector SPDR Fund	31,000	692,850
Utilities Select Sector SPDR Fund	52,000	1,980,160
		42,932,599

Total Equity Funds (cost $124,967,535)		126,580,279

	Face Amount	Market Value
Structured Notes - 2.27%
Barclays ETF Plus, iShares MSCI Emerging Markets
Index Fund Linked Notes 0.00% due 11/6/2008^	2,000,000	1,606,100
Barclays Medium Term, iShares MSCI Emerging Markets
Index Fund Linked Notes 0.00% due 9/8/2008^	2,000,000	2,001,780
Total Structured Notes (cost $3,999,822)		3,607,880

Money Market Funds - 2.79%
Goldman Sachs Prime Obligation Fund	4,445,749	4,445,749
Total Money Market Funds (cost $4,445,749)		4,445,749

Total Investments (cost $164,009,631) - 100.89%		160,536,309
Other Assets less Liabilities - (0.89)%		(1,421,102)
NET ASSETS - 100.00%		$ 159,115,207
AdvisorOne Funds

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
July 31, 2008

*Non-income producing security	ETF - Exchange Traded Fund
^ Variable rate security. Interest rate is as of April 30, 2008	ETN- Exchange Traded Note
ACWI - All Country World Index	DJ- Dow Jones
ADR- American Depositary Receipt	MSCI- Morgan Stanley Capital International
EAFE- Europe, Australasia, Far East	RMK- Regions Morgan Keegan
SPDR- Standard & Poors' Depositary Receipts

At July 31, 2008, net unrealized depreciation on investment
securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 8,564,357
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(12,037,678)
Net unrealized depreciation:		$ (3,473,321)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 – Quoted Prices	152,482,680	-
Level 2 – Other Significant Observable Inputs	8,053,629	-
Level 3 – Significant Unobservable Inputs	-	-
Total	160,536,309	-
* Other financial instruments include futures, forwards and swap contracts.

AdvisorOne Funds

Schedule of Investments - Descartes Fund (Unaudited)
July 31, 2008

	Shares	Market Value
Common Stock - 2.92%
Diversified Companies - 2.92%
Berkshire Hathaway, Inc - Class A*	40	$ 4,578,000
Total Common Stocks (cost $4,627,450)		4,578,000

Equity Funds - 96.68%
Emerging Markets - 20.53%
iShares MSCI Brazil Index Fund	54,000	4,386,960
iShares MSCI Emerging Markets Index Fund	168,000	7,165,200
iShares MSCI Mexico Investable Market Index Fund	37,500	2,028,750
iShares MSCI Taiwan Index Fund	188,000	2,468,440
iShares S&P Latin America 40 Index Fund	147,500	7,448,750
SPDR S&P BRIC 40 ETF	155,000	4,301,250
SPDR S&P Emerging Asia Pacific Index Fund	40,000	2,769,200
Vanguard Emerging Markets ETF	36,000	1,605,240
		32,173,790
International Equity - 8.59%
iShares MSCI Canada Index Fund	16,000	500,320
iShares MSCI Hong Kong Index Fund	50,000	835,000
iShares MSCI Japan Index Fund	340,000	4,080,000
iShares MSCI Singapore Index Fund	74,000	912,420
iShares S&P Global 100 Index Fund	83,000	5,680,520
SPDR DJ Global Titans ETF	22,000	1,455,960
		13,464,220
Large Cap Blend - 14.45%
iShares Morningstar Large Core Index Fund	97,000	6,945,200
iShares S&P 500 Index Fund	77,000	9,783,620
Rydex Russell Top 50 ETF	47,500	4,487,325
Vanguard Mega Cap 300 ETF	33,000	1,438,470
		22,654,615
Large Cap Growth - 8.61%
iShares Russell 1000 Growth Index Fund	182,800	9,867,544
Vanguard Mega Cap 300 Growth ETF	80,000	3,632,000
		13,499,544
Large Cap Value - 8.41%
iShares Russell 1000 Value Index Fund	114,000	7,787,340
iShares S&P 500 Value Index Fund	69,000	4,433,940
Vanguard Mega Cap 300 Value ETF	23,000	957,490
		13,178,770
AdvisorOne Funds

Schedule of Investments - Descartes Fund (Unaudited) (Continued)
July 31, 2008

	Shares	Market Value
Mid Cap Blend - 4.11%
iShares Morningstar Mid Core Index Fund	50,000	$ 3,828,500
iShares Russell Midcap Index Fund	28,000	2,605,400
		6,433,900
Mid Cap Growth - 3.63%
iShares Russell Midcap Growth Index Fund	112,000	5,690,720

Speciality - 28.35%
iPATH GSCI Total Return Index ETN*	9,000	592,020
iShares DJ U.S. Basic Materials Sector Index Fund	29,000	2,258,810
iShares DJ U.S. Broker-Dealer Index Fund	20,000	672,600
iShares DJ U.S. Insurance Index Fund	73,000	2,695,160
iShares DJ U.S. Transportation Average Index Fund	19,000	1,728,620
iShares S&P Global Consumer Staples Sector Index Fund	55,000	3,080,550
iShares S&P Global Energy Sector Index Fund	57,000	2,489,190
iShares S&P Global Healthcare Sector Index Fund	19,000	1,025,240
iShares S&P Global Industrials Sector Index Fund	48,000	2,628,000
iShares S&P Global Technology Sector Index Fund	138,000	7,750,080
iShares S&P North American Technology Software Index Fund *	70,000	3,326,400
KBW Capital Markets Fund	16,000	734,880
KBW Insurance Fund	8,000	336,560
PowerShares Deutsche Bank Agriculture Fund *	45,000	1,642,050
PowerShares Water Resources Portfolio	34,000	735,760
Rydex S&P Equal Weight Technology ETF	7,000	305,900
SPDR Consumer Discretionary Select Sector Fund	99,000	2,824,470
SPDR Industrial Select Sector Fund	65,000	2,228,200
SPDR S&P Biotech ETF	17,000	1,176,230
SPDR S&P Retail ETF	31,000	942,090
SPDR Technology Select Sector Fund	182,000	4,067,700
UltraShort Financials ProShares	5,000	605,400
UltraShort Utilities ProShares	10,000	596,600
		44,442,510

Total Equity Funds (cost $157,857,678)		151,538,069

AdvisorOne Funds

Schedule of Investments - Descartes Fund (Unaudited) (Continued)
July 31, 2008

	Shares	Market Value
Money Market Funds - 0.42%
Goldman Sachs Prime Obligation Fund	665,083	$ 665,083
Total Money Market Funds (cost $665,083)		665,083

Total Investments (cost $163,150,211) - 100.02%		156,781,152
Other Assets less Liabilities - (0.02)%		(31,565)
NET ASSETS - 100.00%		$ 156,749,587

*Non-income producing security
ACWI - All Country World Index	GSCI- Goldman Sachs Commodity Index
DJ- Dow Jones	GSTI- Goldman Sachs Technology Index
EAFE- Europe, Australasia, Far East	KBW- Keefe, Bruyette & Woods
ETF- Exchange Trade Fund	MSCI- Morgan Stanley Capital International
ETN- Exchange Traded Note	SPDR- Standard & Poors' Depositary Receipts

At July 31, 2008, net unrealized depreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 3,392,695
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(9,761,754)
Net unrealized depreciation:		$ (6,369,059)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

AdvisorOne Funds

Schedule of Investments - Descartes Fund (Unaudited) (Continued)
July 31, 2008

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 – Quoted Prices	156,116,069	-
Level 2 – Other Significant Observable Inputs	665,083	-
Level 3 – Significant Unobservable Inputs	-	-
Total	156,781,152	-
* Other financial instruments include futures, forwards and swap contracts.

AdvisorOne Funds

Schedule of Investments - Liahona Fund (Unaudited)
July 31, 2008

	Shares	Market Value
Common Stock - 0.79%
Diversified Companies - 0.79%
Berkshire Hathaway, Inc - Class B*	100	$ 382,900
Total Common Stocks (cost $446,387)		382,900

Bond Funds - 26.15%
iShares iBoxx $ High Yield Corporate Bond Fund	20,000	1,878,000
iShares iBoxx $ Investment Grade Corporate Bond Fund	53,000	5,372,080
iShares Lehman MBS Fixed-Rate Bond Fund	16,000	1,615,200
SPDR Lehman High Yield Bond ETF	12,000	517,320
SPDR Lehman International Treasury Bond ETF	59,000	3,289,840
Total Bond Funds (cost $12,958,966)		12,672,440

Equity Funds - 70.34%
Emerging Markets - 11.62%
SPDR S&P Emerging Asia Pacific ETF	4,000	276,920
iShares MSCI Brazil Index Fund	14,000	1,137,360
iShares MSCI Emerging Markets Index Fund	24,000	1,023,600
iShares MSCI Taiwan Index Fund	35,000	459,550
iShares S&P Latin America 40 Index Fund	40,000	2,020,000
Vanguard Emerging Markets ETF	16,000	713,440
		5,630,870
International Equity - 5.45%
iShares MSCI Canada Index Fund	10,000	312,700
iShares MSCI Hong Kong Index Fund	6,000	100,200
iShares MSCI Japan Index Fund	57,000	684,000
iShares S&P Global 100 Index Fund	11,000	752,840
SPDR DJ Global Titans ETF	12,000	794,160
		2,643,900
Large Cap Blend - 17.95%
iShares Morningstar Large Core Index Fund	25,000	1,790,000
iShares S&P 500 Index Fund	24,000	3,049,440
Rydex Russell Top 50 ETF	27,000	2,550,690
Vanguard Mega Cap 300 ETF	30,000	1,307,700
		8,697,830
Large Cap Growth - 8.26%
iShares Morningstar Large Growth Index Fund	4,000	255,600
iShares Russell 1000 Growth Index Fund	24,000	1,295,520
Vanguard Mega Cap 300 Growth ETF	54,000	2,451,600
		4,002,720
AdvisorOne Funds

Schedule of Investments - Liahona Fund (Unaudited) (Continued)
July 31, 2008

	Shares	Market Value
Large Cap Value - 8.16%
iShares Russell 1000 Value Index Fund	31,000	$ 2,117,610
iShares S&P 500 Value Index Fund	15,000	963,900
Vanguard Mega Cap 300 Value ETF	21,000	874,230
		3,955,740
Mid Cap Blend - 0.47%
iShares Morningstar Mid Core Index Fund	3,000	229,710

Mid Cap Growth - 2.28%
iShares Morningstar Mid Growth Index Fund	10,000	899,500
iShares Russell Midcap Growth Index Fund	4,000	203,240
		1,102,740
Speciality - 16.15%
iPath Dow Jones-AIG Commodity Index Total Return ETN *	5,000	314,250
iShares DJ U.S. Basic Materials Sector Index Fund	1,000	77,890
iShares DJ U.S. Broker-Dealer Index Fund	4,000	134,520
iShares DJ U.S. Insurance Index Fund	32,000	1,181,440
iShares DJ U.S. Transportation Average Index Fund	4,000	363,920
iShares S&P Global Consumer Staples Sector Index Fund	10,000	560,100
iShares S&P Global Energy Sector Index Fund	12,000	524,040
iShares S&P Global Industrials Sector Index Fund	16,000	876,000
iShares S&P Global Technology Sector Index Fund	34,000	1,909,440
iShares S&P North American Technology Software Index Fund *	14,000	665,280
KBW Capital Markets Fund ETF	4,000	183,720
SPDR Consumer Discretionary Select Sector Fund	8,000	228,240
UltraShort Russell 2000 ProShares	4,000	286,720
Vanguard Information Technology Index Fund	10,000	523,800
		7,829,360

Total Equity Funds (cost $36,475,005)		34,092,870

Money Market Funds - 2.56%
Goldman Sachs Prime Obligation Fund	1,242,094	1,242,094
Total Money Market Funds (cost $1,242,094)		1,242,094

Total Investments (cost $51,122,452) - 99.84%		48,390,304
Other Assets less Liabilities - 0.16%		78,781
NET ASSETS - 100.00%		$ 48,469,085

AdvisorOne Funds

Schedule of Investments - Liahona Fund (Unaudited) (Continued)
July 31, 2008

*Non-income producing security	GSTI- Goldman Sachs Technology Index
DJ- Dow Jones	KBW- Keefe, Bruyette & Woods
EAFE- Europe, Australasia, Far East	MBS- Mortgage-Backed Securities
ETF- Exchange Trade Fund	MSCI- Morgan Stanley Capital International
ETN- Exchange Trade Notes	SPDR- Standard & Poors' Depositary Receipts

At July 31, 2008, net unrealized depreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 283,400
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(3,015,548)
Net unrealized depreciation:		$ (2,732,148)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard
No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 – Quoted Prices	47,148,210	-
Level 2 – Other Significant Observable Inputs	1,242,094	-
Level 3 – Significant Unobservable Inputs	-	-
Total	48,390,304	-
* Other financial instruments include futures, forwards and swap contracts.

Security Valuation and Transactions

U.S. equity securities, primarily exchange traded funds, are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  In the absence of a last sale price, securities are valued using the last available bid price.  U.S. long-term debt obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type.   Money market funds are valued at original cost which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available of for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  As of January 31, 2008, there were no securities requiring a fair value determination by or under the direction of the Board.

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds

The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date

9/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date

9/26/08

By (Signature and Title)

       Andrew Rogers, Treasurer

Date

9/26/08